GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Note Payment Detail
					Principal	Interest
		Interest	Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Rate	Value	Class Balance	Amount	Amount	Total	Class Balance
A	36159LBD7	0.36938%	970,000,000.00	970,000,000.00	0.00	308,534.91	308,534.91	970,000,000.00
B	36159LBE5	0.75938%	20,000,000.00	20,000,000.00	0.00	13,078.21	13,078.21	20,000,000.00
C	36159LBF2	1.15938%	10,000,000.00	10,000,000.00	0.00	9,983.55	9,983.55	10,000,000.00
TOTALS			1,000,000,000.00	1,000,000,000.00	0.00	331,596.67	331,596.67	1,000,000,000.00

Beginning of Month Balance	7,406,137,078.36
New Volume	1,359,367,561.75
Principal Collections	1,485,826,184.48
Defaulted Amount	8,652,961.00
End of Month Balance	7,271,025,494.63
Annualized Yield	7.30%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	Yes
267,582,664.79
Discount Factor	0.0%

Collections	Total	Overconcentration
Principal Collections	1,485,826,184.48	10,438,263.91	1,475,387,920.57
Non Principal Collections	46,379,781.78	742,887.64	45,636,894.14
Total Collections	1,532,205,966.26	11,181,151.55	1,521,024,814.71
Defaults
Default Amount	8,652,961.00	32,483.68	8,620,477.32
Series Allocation Percentage			13.98%
Investor Default Amount			1,204,879.39
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Allocation of Available Non Principal Collections
Series Allocation Percentage			13.98%
Available Non Principal Collections Allocated to Series				6,378,643.71

Application of Available Non Principal Collections and Available Principal Collections

(a) Available Non Principal Collections Allocated to Series				6,378,643.71

(i)	(A)	Amount to Indenture Trustee		0.00
	(B)	Amount to Trustee		0.00
	(C)	Amount to Administrator		62.50
	(D)	Amount to Custodian		0.00

(ii)	Noteholder Servicing Fee			1,666,666.67
	Unpaid Servicer Advances and interest thereon			0.00

(iii)	Class A Monthly Interest			308,534.91

(iv)	Class B Monthly Interest			13,078.21

(v)	Class C Monthly Interest			9,983.55

(vi)	Investor Default Amount (treated as Available Principal Collections)			1,204,879.39

(vii) Investor Charge-offs			0.00
	Reimbursement of Investor Charge-offs		0.00
	Unreimbursed Investor Charge-offs		0.00
	Reallocation Principal Collections		0.00
	Reimbursement of Reallocated Principal Collections		0.00
	Unreimbursed Reallocated Principal Collections		0.00
	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

(viii)	Amount Required to be Deposited to the Reserve Account			0.00

(ix)	Remaining Amounts due to:
	Indenture Trustee			0.00
	Trustee			0.00
	Administrator			0.00
	Custodian			0.00

(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Excess Non Principal Collections for Series 2006-1	4,771,584.80
Excess Non Principal Collections for Series 2006-2	1,564,502.57
Excess Non Principal Collections for Series 2006-3	3,181,207.92
Excess Non Principal Collections for Series 2006-4	3,978,409.21
Excess Non Principal Collections for Series 2007-1	3,156,235.70
Excess Non Principal Collections for Series 2007-2	3,175,438.48
Excess Non Principal Collections for Series 2008-A	1,968,281.56
Excess Non Principal Collections for Series 2008-B	234,608.20

Total Excess Non Principal Collections	22,030,268.44

Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2008-B	0.00

Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-B	0.00

Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	22,030,268.44

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	206,214,161.82
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	207,419,041.21
(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
	Available Principal Collections Treated as Shared Principal Collections	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00
	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	1,484,008,397.89
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-B	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	1,484,008,397.89

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Required Enhancement (Series Level Account)
What is the current Tier condition?	None
Required Enhancement Percentage	2.50%
Note Principal Balance	1,000,000,000.00
Required Enhancement Amount	25,000,000.00
Reserve Account Interest Earnings withdrawn	22,854.51
Beginning Reserve Account Amount	25,000,000.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	25,000,000.00
Funded Enhancement Amount	0.00
Total Enhancement Amount	25,000,000.00
Enhancement Deficiency	0.00
Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	331,596.67
Disbursements	331,596.67
Ending Balance	0.00
Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00
Free Equity Amount
Note Trust Principal Balance	7,271,025,494.63
Aggregate Collateral Amount for all Series of Notes and Initial Subordinated Amount	7,154,639,175.00
Free Equity Amount	116,386,319.63
Minimum Free Equity Percentage	0.00%
Outstanding Principal Balance	7,150,000,000.00
Total Overconcentration	267,582,664.79
Minimum Free Equity Amount	267,582,664.79

*In adherence with the transaction’s legal documents, additional accounts were designated to the trust on February 12th, 2009. Balances from such designated accounts are larger than the deficiency in Free Equity Amount noted above, and the inclusion of these balances will be reflected in the next monthly report.

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Summary of Allocation of Collections
Total Principal Collections	1,475,387,920.57
Principal Collections Allocated to Series 2006-1	309,321,242.72
Principal Collections Allocated to Series 2006-2	103,107,080.91
Principal Collections Allocated to Series 2006-3	206,214,161.82
Principal Collections Allocated to Series 2006-4	257,767,702.27
Principal Collections Allocated to Series 2007-1	206,214,161.82
Principal Collections Allocated to Series 2007-2	206,214,161.82
Principal Collections Allocated to Series 2008-A	154,660,621.36
Principal Collections Allocated to Series 2008-B	31,888,787.85
Principal Collections Not Allocated to Any Series and Released to Transferor	0.00
Total Non Principal Collections	45,636,894.14
Non Principal Collections Allocated to Series 2006-1	9,567,965.56
Non Principal Collections Allocated to Series 2006-2	3,189,321.85
Non Principal Collections Allocated to Series 2006-3	6,378,643.71
Non Principal Collections Allocated to Series 2006-4	7,973,304.63
Non Principal Collections Allocated to Series 2007-1	6,378,643.71
Non Principal Collections Allocated to Series 2007-2	6,378,643.71
Non Principal Collections Allocated to Series 2008-A	4,783,982.78
Non Principal Collections Allocated to Series 2008-B	986,388.19
Non Principal Collections Not Allocated to Any Series and Released to Transferor	0.00

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Performance
(1) Are there any material modifications, extensions, or waivers to pool assets?		No
(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No
(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No
(4) Has the master servicer made any Servicer Advances during the previous collection period?		No
(5) Has an early amortization event occurred?		No
(6) Have any Payment Rate Triggers been met?		No
Current Monthly Payment Rate	20.06%
Prior Monthly Payment Rate	23.72%
Second Prior Monthly Payment Rate	21.43%
3 Month Average Monthly Payment Rate	21.74%
Does Tier 4 Condition apply?		No
The Enhancement Amount is less than the Required Enhancement Amount after giving effect to all deposits to the Reserve		No
Account and adjustments to the Funded Enhancement Amount pursuant to Section 4.12 for two consecutive Payment
Dates?
(7) Reserve Account balance < Reserve Account trigger		No
Reserve Account balance	25,000,000.00
(A) Required Reserve Account Percentage minus 0.25%	2.25
times (B) Note Principal Balance	1,000,000,000.00
Reserve Account trigger	22,500,000.00
(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer		No
Current Month	2.50%
Prior Month	2.46%
Second Prior Month	2.32%
Third Prior Month	2.25%
Fourth Prior Month	2.24%
Fifth Prior Month	2.55%
(9) Have any new series been issued during the related monthly collection period?		No
(10) Have any account additions or account removals occurred during the related monthly collection period?		Yes
Number of accounts added / (removed) 111

GE Dealer Floorplan Master Note Trust
2007-2

Payment Date:	2/20/2009
Collection Period Ended:	1/31/2009
Closing Date:	8/02/2007
Next Payment Date:	3/20/2009
Expected Principal Payment Date:	7/20/2010
Final Maturity Date:	7/20/2012

Delinquency
	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	11.1	0.15%
61 - 90	8.8	0.12%
91 - 120	5.0	0.07%
121 - 150	5.0	0.07%
151 - 180	3.7	0.05%

*Total	33.5	0.46%

*Figures may not foot due to rounding